Debt	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Debt

(7)Debt

Loan Facility

In January 2019, the Company converted a $7.5 million term loan into a $10.0 million revolving line of credit. In October 2020, the Company terminated the revolving line of credit and obtained a new line of credit that matures October 2023. This revolving line of credit has a limit of $14.0 million. Interest rates associated with these loans adjust based on the prime rate and outstanding balance. The interest rate was 4.25% for both of the two years ended December 31, 2021. Interest expense related to the revolving lines of credit for the years ended December 31, 2019, 2020 and 2021 totaled $1.2 million, $0.6 million and $0.6 million, respectively.

To obtain these loans, the Company was required to pledge collateral in the form of the Company’s deposit accounts, intangible assets, and maintain a cash deposit with the holder of $7 million. As of December 31, 2021 all covenants associated with the loan facilities have been satisfied.

Paycheck Protection Program

During the year ended December 31, 2020, the Company received a Paycheck Protection Program (“PPP”) loan in the amount of $9.4 million with a maturity date of April 2022. The loan was an interest only loan with the full balance due upon maturity. The PPP Loan program was created under the Coronavirus Aid, Relief, and Economic Security (CARES) Act and was administered by the Small Business Administration (SBA). The Company submitted a request for forgiveness of the entire loan balance in September 2020, and in June 2021, the Company received notice from the SBA that the loan has been forgiven and the SBA repaid the lender on the Company's behalf. The Company recorded a gain on forgiveness of $9.5 million in June 2021, representing the principal amount of the loan and accrued interest through the forgiveness date.

The SBA has the ability to review the Company’s loan file for a period subsequent to the date the loan being forgiven and repaid in full. The results of any review could result in the SBA requesting additional documentation to support the Company’s initial eligibility for the loan and request for loan forgiveness, with the potential for the SBA to pursue legal remedies at its discretion.